COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2015
COMMITMENTS AND CONTINGENCIES.
Future Minimum Lease Commitments under Non-Cancelable Operating Leases
Years ending March 31,	(Yen in millions)
2016	¥6,116
2017	4,183
2018	2,813
2019	1,768
2020	1,404
2021 and thereafter	1,727

¥18,011